Closed Block	12 Months Ended
Dec. 31, 2011
Closed Block [Abstract]
Closed Block

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010
Liabilities:
Future policyholder benefits	$1,761	$1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13

Total liabilities	$2,113	$2,099

Assets:
Fixed maturity securities available-for-sale	$1,424	$1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162

Total assets	$1,909	$1,884

Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$42	$73
Adjustment to policyholder dividend obligation	(42)	(73)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$204	$215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,424	$1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)

Net unrealized appreciation	$—	$—

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009
Revenues:
Premiums	$77	$83	$90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)

Total revenues	$175	$180	$191

Benefits and expenses:
Policy and contract benefits	$145	$131	$133
Change in future policyholder benefits and interest credited to policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1

Total benefits and expenses	$158	$162	$173

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$18	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$12	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$215	$227	$239
Change during period	(11)	(12)	(12)

End of period	$204	$215	$227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.